Available-for-sale Investment (Details) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Oct. 22, 2014 Series B convertible redeemable preferred shares [Member] Particle Inc. [Member] USD ($)	Oct. 22, 2014 Series B convertible redeemable preferred shares [Member] Particle Inc. [Member] CNY
Schedule of Available-for-sale Securities [Line Items]
Percentage of equity interests acquired			9.34%	9.34%
Cash consideration			$ 6.0	36.8
Unrealized gains on available-for-sale investment recorded in accumulated other comprehensive income	$ 6.5	40.3